General - Schedule of Subject to Possible Redemption (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2024	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Schedule of Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to redemption			$ 172,779
Class A ordinary shares subject to redemption		$ 175,889			172,779
Gross proceeds				478
Less:
Proceeds allocated to Public Rights						$ (996)
Class A ordinary shares issuance costs	$ (36,281)
Class A Ordinary Shares [Member]
Schedule of Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to redemption		174,568	172,778
Remeasurement of carrying value to redemption value		1,321	1,789
Class A ordinary shares subject to redemption		$ 175,889	174,568		172,778
Gross proceeds					172,500
Less:
Proceeds allocated to Public Rights					(5,382)
Class A ordinary shares issuance costs					(1,233)
Plus:
Remeasurement of carrying value to redemption value					6,894
Previously Reported [Member] | Class A Ordinary Shares [Member]
Schedule of Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to redemption			$ 172,779
Class A ordinary shares subject to redemption					$ 172,779